14. Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of trade and other receivables, net
14.1.	Trade and other receivables, net
	12.31.2020	12.31.2019
Receivables from contracts with customers
Third parties	3,081	4,481
Related parties
Investees (note 39.1)	664	794
Receivables from the electricity sector	205	334
Subtotal	3,950	5,609
Other trade receivables
Third parties
Receivables from divestments (*)	1,523	1,434
Lease receivables	467	482
Other receivables	2,536	831
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Government (note 39.2)	482	304
Subtotal	5,008	3,051
Total trade receivables	8,958	8,660
Expected credit losses (ECL) - Third parties	(1,528)	(2,286)
Expected credit losses (ECL) - Related parties	(68)	(45)
Total trade receivables, net	7,362	6,329
Current	4,731	3,762
Non-current	2,631	2,567
(*) It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.
(**) It includes amounts related to the purchase and sale of production platforms and equipment from our partners in E&P consortia

Schedule of aging of trade and other receivables
14.2.	Aging of trade and other receivables – third parties

	12.31.2020		12.31.2019
	Trade receivables	Expected credit losses	Trade receivables	Expected credit losses
Current	5,850	(130)	4,658	(142)
Overdue:
1-90 days	205	(8)	251	(38)
91-180 days	15	(9)	24	(8)
181-365 days	42	(28)	49	(13)
More than 365 days	1,495	(1,353)	2,245	(2,086)
Total	7,607	(1,528)	7,227	(2,287)

Schedule of changes in credit losses provision
14.3.	Changes in provision for expected credit losses
	2020	2019
Opening balance	2,331	4,305
Additions	209	217
Write-offs	(698)	(1,241)
Reversals	(3)	-
Transfer of assets held for sale	(3)	(871)
Cumulative translation adjustment	(240)	(79)
Closing balance	1,596	2,331
	-	-
Current	218	1,103
Non-current	1,378	1,228